December 30, 2009

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Re:	Neuberger Berman Income Funds
File Nos. 002-85229 and 811-03802

Re: Request for Selective Review for Post-Effective Amendment No. 77

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C (“Rule 485(a)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (“PEA 77”). PEA 77 includes six prospectuses (“Prospectuses”) and a statement of additional information (“SAI”) of the series and classes of the Registrant shown on Schedule A. This transmission includes a conformed signature page signed by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to amend the Registration Statement to comply with recent amendments to Form N-1A. We have also made non-material changes to the Prospectuses and SAI including combining the Class A, Class C and Institutional Class Prospectuses into one document.

Other than with respect to (1) the changes made to comply with recent amendments to Form N-1A and (2) combining the Class A, Class C and Institutional Class Prospectuses into one document, the form and text of the Prospectuses and SAI do not differ in any significant way from the Registrant’s currently effective registration statement reviewed by the Staff in the following registration statements of the Registrant filed pursuant to Rule 485(a):

Post-Effective Amendment No. 71 to the Registrant’s registration statement on Form N-1A pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R3 shares of Neuberger Berman High Income Bond Fund (Accession No. 0000898432-09-000408) (March 16, 2009).

Post-Effective Amendment No. 69 to the Registrant’s registration statement on Form N-1A pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Institutional Class and Investor Class shares of the High Income Bond Fund (Accession No. 0000898432-08-001339) (December 30, 2008).

Post-Effective Amendment No. 62 to the Registrant’s registration statement on Form N-1A pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for each series of the Registrant listed on Schedule A (Accession No. 0000898432-07-001049) (December 24, 2007).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 77. Pursuant to Rule 485(a)(1) under the 1933 Act, PEA 77 will become effective on February 28, 2010. The Registrant respectfully requests that the Staff provide any comments it may have as soon as reasonably practicable and no later than February 6, 2010. This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule. Please contact me at (202) 778-9473 or Lynn A. Schweinfurth at (202) 778-9876 with any questions or comments you may have. Thank you for your attention to this matter.

Sincerely,

/s/ Franklin H. Na

Franklin H. Na

SCHEDULE A

SERIES	CLASSES
Neuberger Berman Core Bond Fund	Class A, Class C, Institutional Class and Investor Class
Neuberger Berman High Income Bond Fund	Class A, Class C, Institutional Class, Investor Class and Class R3
Neuberger Berman Municipal Intermediate Bond Fund	Investor Class
Neuberger Berman Municipal Money Fund	Investor Class
Neuberger Berman New York Municipal Money Fund	Investor Class
Neuberger Berman Short Duration Bond Fund	Institutional Class, Investor Class and Trust Class
Neuberger Berman Strategic Income Fund	Class A, Class C, Institutional Class and Trust Class